Investments	12 Months Ended
Dec. 31, 2020
Investments
Investments

5. Investments

The following table summarizes the Group’s investment balances:

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Short-term investments
- Held-to-maturity investments
- Fixed income products	28,500	114,928	17,613
Total held-to-maturity investments	28,500	114,928	17,613
Total investments held by consolidated investment funds	642,759	—	—
Total short-term investments	671,259	114,928	17,613
Long-term investments
- Held-to-maturity investments
- Fixed income products	36,816	—	—
Total held-to-maturity investments	36,816	—	—
- Available-for-sale investments
- Fixed income products	15,081	14,135	2,166
Total available-for-sale investments	15,081	14,135	2,166
- Other long-term investments
- Investments measured at fair value	255,967	285,045	43,685
- Investments measured at cost less impairment
- Private equity funds products	105,614	100,295	15,371
- Other investments measured at cost less impairment	207,302	62,411	9,565
Total other long-term investments	568,883	447,751	68,621
Total investments held by consolidated investment funds	260,311	74,498	11,418
Total long-term investments	881,091	536,384	82,205
Total investments	1,552,350	651,312	99,818

Held-to-maturity investments consist of investments in fixed income products managed by the Group that have stated maturity and normally pay a prospective fixed or floating rate of return, carried at amortized cost. The Group recorded investment income on these products of RMB19,740, RMB5,711 and RMB10,331 for the years ended December 31, 2018, 2019 and 2020, respectively. The gross unrecognized holding gain was RMB4,565 and RMB5,087 as of December 31, 2019 and 2020, respectivley. Due to the credit deterioration of certain held-to-maturity investments, an other-than-temporary impairment loss of RMB104,365 was recognized and recorded in investment income (loss) for the year ended December 31, 2019. No impairment loss was recognized for the year ended December 31, 2018, and no credit loss related to held-to-maturity investments was recognized for the year ended December 31, 2020.

Available-for-sale investments consist of investments in fixed income products managed by the Group that have stated maturity and normally pay a prospective fixed rate of return, carried at fair value. Of the long-term available-for-sale investments as of December 31, 2020, RMB14,135 will mature in 2022. Changes in fair value of the available-for-sale investments, net of tax, for the years ended December 31, 2018, 2019 and 2020 was RMB9,314, RMB4,306 and RMB(4) respectively, recorded in the other comprehensive income (loss), of which RMB9,663, RMB5,103 and RMB(775) was realized and reclassified from other comprehensive income (loss) to investment income (loss) in the consolidated statements of operations for the years ended December 31, 2018, 2019 and 2020. The amortized cost of the available-for-sale investments as of December 31, 2019 and 2020 was RMB15,081 and RMB14,135, respectively. No other-than-temporary impairment for available-for-sale investments was recognized for the years ended December 31, 2018 and 2019, respectively, and no credit loss was recognized for the year ended December 31, 2020.

The consolidated investment funds are, for GAAP purposes, investment companies and reflect their investments at fair value. The Group has retained this specialized accounting for the consolidated funds in consolidation. Accordingly, the unrealized gains and losses resulting from changes in fair value of the investments held by the consolidated investment funds are recorded in the consolidated statements of operations as investment income.

Other long-term investments consist of investments in several private equity funds as a limited partner with insignificant equity interest and equity investments of common shares of several companies with less than 20% interest. The Group elects to measure these investments at fair value or at cost, less impairment. The Group recognized impairment loss related to investments measured at cost, less impairment, of nil, nil and RMB115,100 in investment income (loss) for the years ended December 31, 2018, 2019 and 2020, respectively. The impairment in 2020 was due to the deteriorating operation of a single investment and measured as the difference between the investment's carrying amount and fair value estimated based on a quotation offered from an unrelated third party accepted by the Group.